Restatement of Prior Period Quarterly Financial Statements (Unaudited) - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended								6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2020	Mar. 08, 2019
ErrorCorrectionsAndPriorPeriodAdjustmentsRevision [Line Items]
Revenues	$ 31,574	$ 28,702	$ 32,747	$ 24,400	$ 23,125	$ 24,142	$ 22,384	$ 22,461			$ 117,423	$ 92,112	$ 90,281
Costs of processing and distribution											32,777	33,593	36,441
Accounts receivable	23,216				16,781						23,216	16,781
Inventories—net	24,574				19,055						24,574	19,055
Marketing, general and administrative											135,396	98,152	90,790
Non-current inventories—net	6,637				0						6,637	0
Goodwill	0				4,414						0	4,414	3,413
Other intangible assets - net	0				13,504						0	13,504
Acquisition contingencies	1,130				4,986						1,130	4,986
Prepaid and other current assets	4,034				5,221						4,034	5,221
Property, plant and equipment—net	789				11,421						789	11,421
Other assets—net	5,418				3,374						5,418	3,374
Accounts payable	10,236				7,555						10,236	7,555
Accrued expenses	$ 15,099				$ 13,029						15,099	13,029
Payments for treasury stock				128					$ 172	$ 204	$ 273	$ 478	$ 3,474
Restatement Adjustments [Member]
ErrorCorrectionsAndPriorPeriodAdjustmentsRevision [Line Items]
Revenues		612	(753)	280					(473)	139
Costs of processing and distribution		(1,125)	(2,132)	397					(1,735)	(2,860)
Accounts receivable		(11)	(623)	39					(623)	(11)
Inventories—net		(12,577)	(12,452)	1,121					(12,452)	(12,577)
Non-current inventories—net		(9,971)	(11,220)	10,261					(11,220)	(9,971)
Goodwill		(41,709)	(76,362)	(113,548)					(76,362)	(41,709)
Other intangible assets - net		73,269	75,382	77,494					75,382	73,269
Acquisition contingencies		11,854	(22,799)	(22,799)					(22,799)	11,854
Prepaid and other current assets		(475)	(475)	(461)					(475)	(475)
Property, plant and equipment—net		265	265	265					265	265
Other assets—net		(265)	(265)	(265)					(265)	(265)
Accounts payable		(166)	(166)	(166)					(166)	(166)
Accrued expenses		647	644	565					644	647
Payments for treasury stock				128					172	204
RevenueRecognition [Member] | Restatement Adjustments [Member]
ErrorCorrectionsAndPriorPeriodAdjustmentsRevision [Line Items]
Revenues				300					800	600
Costs of processing and distribution				100					200	100
Accounts receivable		300	300	400					300	300
Inventories—net		100	100	100					100	100
Deferred tax assets—net		600	500	600					500	600
ImmaterialErrorCorrection [Member] | Restatement Adjustments [Member]
ErrorCorrectionsAndPriorPeriodAdjustmentsRevision [Line Items]
Accounts receivable		300	300	400					300	300
Deferred tax assets—net		700	700	700					700	700
Marketing, general and administrative				500					100
Other intangible assets - net		800	800	800					800	800
Prepaid and other current assets		500	500	500					500	500
Property, plant and equipment—net		300	300	300					300	300
Other assets—net		300	300	300					300	300
Accounts payable			200	200					200					$ 200
Accrued expenses			600	600					600					$ 600
Payments for treasury stock				100					200	200
Paradigm Spine [Member]
ErrorCorrectionsAndPriorPeriodAdjustmentsRevision [Line Items]
Goodwill															$ 135,589
Paradigm Spine [Member] | BusinessAcquisition [Member] | Restatement Adjustments [Member]
ErrorCorrectionsAndPriorPeriodAdjustmentsRevision [Line Items]
Costs of processing and distribution				300					1,900	1,200
Deferred tax assets—net		500	300	200					300	500
Marketing, general and administrative				700					2,100	2,100
Non-current inventories—net		10,000	11,200	10,300					11,200	10,000
Goodwill		41,700	76,400	113,500					76,400	41,700
Other intangible assets - net		74,100	76,200	78,300					76,200	74,100
Acquisition contingencies		$ 11,900	$ 22,800	$ 22,800					$ 22,800	$ 11,900